UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Managers, LLC

Address:  7234 Lancaster Pike
          Hockessin, DE 19707


13F File Number: 28-06335

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard E. Carlson
Title:  Secretary & Treasurer
Phone:  (302) 234-5750


Signature, Place and Date of Signing:


/s/ Richard E. Carlson           Hockessin, DE                    5/10/02
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-06287                        ABANCO Investments, Ltd.
     28-4558                         Parametric Portfolio Assoc.
     28-3420                         Ashford Capital Management
     28-04874                        Gardner Lewis Asset Management, LP
         -----------------------     --------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  86

Form 13F Information Table Value Total: $39,275
                                       (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



                                                      FORM 13F INFORMATION TABLE
                                                       BRANDYWINE MANAGERS, LLC
                                                          DECEMBER 31, 2001


                                                  Value    Shares or              PUT/   Investment    Other    Voting Authority
     Name of Issuer     Title of Clas   CUSIP    (x$1000)  Prin Amount  SH/PRIN   CALL   Discretion   Managers  Sole  Shared   None

Comdisco Inc               Common     200336105       7      22,000      SH              Shared-OTHER    1     22,000
JPS Industries, Inc.       Common     46624E405      79      17,275      SH              Shared-OTHER    1     17,275
                                                     86      39,275                                            39,275








01864.0001 #323703